Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of financing receivables
Direct financing leases	$ 684,129	$ 704,953
Other loan receivables
Total direct financing leases and other loan receivables	912,678	1,002,222
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	684,129	704,953
Other loan receivables
Long term receivable included in other assets	37,032	43,843
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 191,517	$ 253,426